SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Disclosure of share-based compensation costs
The following share-based compensation related expenses have been recognised in the statements of income or loss:

CHF in millions	December 31, 2025	December 31, 2024
Non-performance based incentive awards	13.0	4.9
Performance-based incentive awards	7.7	1.2
Shares	4.9	0.8
Shareholding Incentive Plan (SHIP)[1]	4.3	2.3
Employee Share Purchase Plan (ESPP)[2]	16.5	—
Other	2.6	9.9
Total share-based payments costs	49.0	19.1

[1] Certain employees can elect to receive up to 100% of the earned bonus in shares with a 12.5% premium in Restricted Share Units, subject to a one-year vesting period if the shares are held for that duration
[2] Sunrise rolled out an Employee Share Purchase Plan (ESPP) in 2025 for all Sunrise employees (excluding the senior leaders and the Executive Committee).

Disclosure of fair value at grant date
The following table provides an overview of Sunrise’s LTI awards:

	Grant date	FV at grant date
Non-performance based incentive awards
LTI 2024 RSU	25/3/2024	34.07
LTI 2024 SAR	25/3/2024	9.66
LTI 2024 RSU	2/8/2024	36.59
LTI 2024 SAR	2/8/2024	10.45
Initial Award RSU	6/12/2024	41.55
Initial Award RSU	30/12/2024	39.32
LTI 2025 RSU	1/4/2025	42.70
LTI 2025 RSU	1/9/2025	50.20
Performance-based incentive awards
LTI 2024 PSU	25/3/2024	50.01
LTI 2024 PSU	2/8/2024	44.65
Initial Award PSU	6/12/2024	42.09
Initial Award PSU	30/12/2024	42.09
LTI 2025 PSU	1/4/2025	51.27
LTI 2025 PSU	1/9/2025	62.47
[3] Sunrise has the intent to settle these awards in shares.

Disclosure of other equity options

	2025					2024
Number of units	PSUs	RSUs	SARs	Shares	Total	PSUs	RSUs	SARs	Shares	Total
Balance 1 January	421,608	399,399	461,244	—	1,282,251	—	—	—	—	—
Granted	278,930	136,589	—	—	415,519	421,608	408,262	471,729	99,186	1,400,785
Settled	(1,018)	(126,251)	(79,474)	—	(206,743)	—	—	—	(99,186)	(99,186)
Forfeited	(8,984)	(20,174)	(21,238)	—	(50,396)	—	(8,863)	(10,485)	—	(19,348)
Balance 31 December	690,536	389,563	360,532	—	1,440,631	421,608	399,399	461,244	—	1,282,251

Disclosure of weighted average strike prices

	2025		2024
	Number of SARs Units	Weighted Average Strike Price (CHF)	Number of SARs Units	Weighted Average Strike Price (CHF)
Balance 1 January	461,244	33.88	—	—
Granted	—	—	471,729	33.88
Settled	(79,474)	33.74	—	—
Forfeited	(21,238)	33.57	(10,485)	33.57
Balance 31 December	360,532	33.93	461,244	33.88